Property, Plant, and Equipment (Details PPE) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 41,510	$ 38,661
Accumulated depreciation and amortization		(12,310)	(11,157)
Property, plant, and equipment - net		29,200	27,504
Depreciation and amortization expenses		1,390	1,392	$ 1,389
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		17,593	15,324
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		354	778
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		2,519	2,356
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		18,076	17,312
Regulated [Member] | Construction in Progress [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		586	965
Regulated [Member] | Acquisition Adjustment Of Regulated Facilities [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Plant Acquisition Adjustments for Intangible Utility Plants		$ 547	586
Period of straight-line amortization		40 years
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, plant, and equipment, at cost		$ 2,382	$ 1,926
Minimum [Member] | Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Minimum [Member] | Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	2 years
Minimum [Member] | Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	[1]	1.25%
Minimum [Member] | Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	5 years
Property, Plant, and Equipment, Depreciation Rate	[1]	0.00%
Maximum [Member] | Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	40 years
Maximum [Member] | Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Maximum [Member] | Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant, and Equipment
Property, Plant, and Equipment, Depreciation Rate	[1]	7.13%
Maximum [Member] | Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant, and Equipment
Property, Plant and Equipment, Useful Life	[1]	45 years
Property, Plant, and Equipment, Depreciation Rate	[1]	33.33%

[1]	(1) Estimated useful life and depreciation rates are presented as of December 31, 2019. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.